Components of Deferred Income Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred assets
Accrued liabilities	$ 41	$ 181
Unrealized foreign currency translation adjustments		316
Life and annuity reserves
Other assets		106
Total deferred assets	41	603
Deferred liabilities
Unrealized net capital gains	(81,841)	(131,011)
Difference in tax bases of investments	(40,544)	(39,939)
DAC	(25,395)	(26,185)
Life and annuity reserves	(21,051)	(4,445)
Cumulative translation adjustment	(143)
Other liabilities	(4,408)	(5,078)
Total deferred liabilities	(173,382)	(206,658)
Net deferred liability	$ (173,341)	$ (206,055)